Loan Payable - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jul. 01, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 315,000
Fixed interest rate				8.15%
Loan payable	$ 32,468
Total payments for loan	294,197
Interest expense	11,666	$ 0	$ 0
Accrued interest	$ 0	$ 0